Investment Strategy	Sep. 24, 2025
T-REX 2X Long BRR Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG LMND DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG OSCR DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG OUST DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG SPOT DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG SYM DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG RDW DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG UNH DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG VOYG DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG ETOR DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG CHYM DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG BMNR DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X LONG APLD DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE CRWV DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE CRCL DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.